Schedule I-Condensed Financial Information of the Registrant (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Advances to consolidated subsidiaries	$ 0		$ 0
Investment in consolidated subsidiaries	0		0
Total assets	1,216,850	[1]	1,241,414	[1]
Liabilities:
Accumulated losses in excess of investment in consolidated subsidiaries			0
Common stock, other disclosures
Treasury shares, 4,947,659 of class A common shares as of December 31, 2013 and 2012, at cost	(21,984)	[2]	(21,984)	[2]
Additional paid-in capital	0	[2]	1,129,691	[2]
Accumulated deficit	(1,006,322)		(1,164,435)
Accumulated other comprehensive loss	(25,526)		(35,384)
Total equity (deficit)	89,127		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	1,216,850		1,241,414
Treasury stock, other disclosures
Treasury stock, shares	4,947,659		4,947,659
Class A common stock
Shareholders' equity (deficit):
Common Stock, $0.01 par value	624,564	[2]	313	[2]
Common stock, other disclosures
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	100,000,000		100,000,000
Common stock, issued shares	39,013,005		35,672,528
Common stock, outstanding shares	34,065,346		30,724,869
Class B common stock
Shareholders' equity (deficit):
Common Stock, $0.01 par value	518,395	[2]	235	[2]
Common stock, other disclosures
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	50,000,000		50,000,000
Common stock, issued shares	20,901,726		23,401,726
Common stock, outstanding shares	20,901,726		23,401,726
Class C common stock
Shareholders' equity (deficit):
Common Stock, $0.01 par value	0		0
Common stock, other disclosures
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	50,000,000		50,000,000
Common stock, issued shares	2		2
Common stock, outstanding shares	2		2
LIN Media LLC
ASSETS
Advances to consolidated subsidiaries	1,900
Investment in consolidated subsidiaries	87,227
Total assets	89,127
Liabilities:
Accumulated losses in excess of investment in consolidated subsidiaries			91,564
Common stock, other disclosures
Total equity (deficit)	89,127		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	$ 89,127

[1]	Our consolidated assets as of December 31, 2013 and 2012 include total assets of $56,056 and $60,380, respectively, of variable interest entities ("VIEs") that can only be used to settle the obligations of the VIEs. These assets include broadcast licenses and other intangible assets of $44,677 and $46,604 and program rights of $2,186 and $2,060 as of December 31, 2013 and 2012, respectively. Our consolidated liabilities as of December 31, 2013 and 2012 include $4,126 and $4,577, respectively, of total liabilities of the VIEs for which the VIE's creditors have no recourse to the Company, including $2,727 and $4,152, respectively, of program obligations. See further description in Note 1—"Basis of Presentation and Summary of Significant Accounting Policies."
[2]	In conjunction with the Merger of LIN TV with and into LIN LLC on July 30, 2013, LIN LLC was deemed the successor reporting entity to LIN TV. As such, the additional paid-in capital amount within LIN LLC's shareholders' equity as of December 31, 2013 has been allocated to the Class A and B share balances to conform to LIN LLC's basis of presentation as a limited liability company. For purposes of LIN TV's shareholders' deficit balance as of December 31, 2012, LIN TV's class A, B and C common shares had a par value of $0.01 per share that is not reflected as of December 31, 2013, as each share represents a limited liability interest in LIN LLC.